Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net earnings, including noncontrolling interests	$ 211	$ 232	$ 255
Adjustments:
Depreciation and amortization	(67)	(85)	(76)
Annuity benefits	724	641	522
Realized (gains) losses on investing activities	16	(35)	(68)
Net sales of trading securities	7	1	12
Deferred annuity and life policy acquisition costs	(224)	(198)	(221)
Amortization of insurance acquisition costs	139	161	147
Change in:
Reinsurance recoverable	13	6	(14)
Accrued investment income	(30)	(17)	(27)
Funds held as collateral	74	0	0
Other assets	1	(9)	(22)
Life, accident and health reserves	15	(12)	26
Liability for funds held as collateral	(74)	0	0
Other liabilities	48	(113)	56
Other operating activities, net	(3)	(7)	(14)
Net cash provided by operating activities	850	565	576
Investing Activities:
Purchases of fixed maturities	(5,450)	(4,419)	(5,280)
Purchases of equity securities	(266)	(136)	(142)
Purchases of mortgage loans	(197)	(323)	(265)
Purchases of other investments	(272)	(189)	(220)
Purchases of real estate, property and equipment	(48)	(12)	(9)
Purchases of equity options — fixed indexed annuities	(301)	(221)	(160)
Proceeds from maturities and redemptions of fixed maturities	2,194	2,014	2,094
Proceeds from repayments of mortgage loans	209	98	74
Proceeds from sales of fixed maturities	281	103	196
Proceeds from sales of equity securities	106	45	105
Proceeds from sales of other investments	151	150	193
Proceeds from sales of real estate, property and equipment	26	5	11
Proceeds from exercise of equity options — fixed indexed annuities	326	352	230
Other investing activities, net	9	9	(11)
Net cash used in investing activities	(3,232)	(2,524)	(3,184)
Financing Activities:
Annuity receipts	4,139	3,692	4,028
Annuity surrenders, benefits and withdrawals	(2,002)	(1,747)	(1,557)
Net transfers from variable annuity assets	43	43	32
Advances from Federal Home Loan Bank	345	0	200
Cash dividends paid	(110)	(200)	(115)
Other financing activities, net	7	1	(1)
Net cash provided by (used in) financing activities	2,422	1,789	2,587
Net Change in Cash and Cash Equivalents	40	(170)	(21)
Cash and cash equivalents at beginning of period	222	392	413
Cash and cash equivalents at end of period	$ 262	$ 222	$ 392